Equity (Details 1) - Stock Options [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Expected life	5 years	5 years
Expected volatility in market price of shares	50.00%	50.00%
Expected dividend yield	0.00%	0.00%
Expected forfeiture rate	15.00%	15.00%
Minimum [member]
Statement Line Items [Line Items]
Risk-free interest rate	1.17%	2.07%
Maximum [member]
Statement Line Items [Line Items]
Risk-free interest rate	1.83%	2.47%